Summary of Principal Accounting Policies - Selling Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Marketing and promotion services	¥ 0	¥ 497,874	¥ 1,889,482